Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ (35)	$ (33)
Provision for credit losses
Purchases	2	3
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(5)	(4)
Exchange rate and other	1	2
Balance at end of period	(38)	(33)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	4
Provision for credit losses
Purchases	2	3
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(3)	(2)
Balance at end of period	4	4
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(41)	(37)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)
Exchange rate and other	1	2
Balance at end of period	$ (42)	$ (37)